Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and Other Current Assets
Deposits	¥ 4,305	¥ 5,792
Prepayments of IT services	1,192	1,318
Prepayments of procurement costs	8,804	8,061
Others	1,729	988
Total	¥ 16,030	¥ 16,159